FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1,623
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Trade and other receivables	965
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Trade and other receivables	36
Argentina, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	14
Mexico, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	150
Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Trade and other receivables	387
Colombia, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	69
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 2